Subsequent events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent events

22. Subsequent events

In preparing these consolidated financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through April 28, 2026, the date the consolidated financial statements were available to be issued. No other events require adjustment to or disclosure in the consolidated financial statements.